Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per share:

	For the Years Ended December 31,
	2013			2012			2011
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount
Basic earnings per share:
Net income	$17,260			$10,894			$289
Preferred stock dividends	(80)			(80)			(80)
Income available to common stockholders	17,180	14,142	$1.21	10,814	14,128	$0.77	209	13,919	$0.02
Effect of dilutive securities:
Stock options		148			—			—
Diluted earnings per share:
Income available to common stockholders plus assumed conversions	$17,180	14,290	$1.20	$10,814	14,128	$0.77	$209	13,919	$0.02